CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
ASSETS
Property, plant and equipment, accumulated depreciation	$ 2,181,306	$ 1,039,297
Amortizable intangible assets, accumulated amortization	1,648,424	$ 666,766
Stockholders' Equity:
Common stock, par value (in dollars per share)		$ 0.01
Common stock, shares authorized (in shares)		1,000
Common stock, shares issued (in shares)		100
Common stock, shares outstanding (in shares)		100
Customer relationships
ASSETS
Amortizable intangible assets, accumulated amortization	1,207,217	$ 580,276
Trade names
ASSETS
Amortizable intangible assets, accumulated amortization	432,402	83,397
Amortizable intangible assets
ASSETS
Amortizable intangible assets, accumulated amortization	$ 8,805	$ 3,093